Summary of Significant Accounting Policies (Details) - Schedule of foreign currencies - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of foreign currencies [Line Items]
Period-end exchange rate	$ 6,964.6000	$ 6,375.7000	$ 6,524.9000
Period-end exchange rate	6,726.1000	6,451.5000	6,897.6000
HK [Member]
Summary of Significant Accounting Policies (Details) - Schedule of foreign currencies [Line Items]
Period-end exchange rate	7,796.7000	7,798.1000	7,753
Period-end exchange rate	$ 7,831	$ 7,772.9000	$ 7,756.2000